Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SonicShares Global Shipping ETF
Shareholder Report [Line Items]
Fund Name	SonicShares™ Global Shipping ETF
Class Name	SonicShares™ Global Shipping ETF
Trading Symbol	BOAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SonicShares™ Global Shipping ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sonicshares.com/boat. You can also request this information by contacting us at (833) 378-0717 or by writing to the SonicShares™ Global Shipping ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 378-0717
Additional Information Website	www.sonicshares.com/boat
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SonicShares™ Global Shipping ETF	$39	0.69%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69% [1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Net Assets	$ 44,913,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 133,891
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$44,913
Number of Holdings	48
Total Advisory Fee Paid	$133,891
Portfolio Turnover Rate	16%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Ten Holdings	(% of total net assets)
SITC International Holdings Co. Ltd.	5.6
AP Moller - Maersk A/S - Class B	5.0
Frontline PLC	4.7
Orient Overseas International Ltd.	4.7
Kawasaki Kisen Kaisha Ltd.	4.6
COSCO SHIPPING Holdings Co. Ltd. - Class H	4.3
Hafnia Ltd.	4.3
HMM Co. Ltd.	4.2
Mitsui OSK Lines Ltd.	4.2
Wallenius Wilhelmsen ASA - Class B	4.2
Matson, Inc.	3.3

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.